Reserves for Unpaid Loss and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Claims and Claims Adjustment Expense [Line Items]
Current accident year	$ 253,323	$ 228,381	$ 199,577
Prior accident years	37,211	$ 39,294	$ 42,015
Specialty Long-tail
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior accident years	11,967
Specialty Short-tail
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior accident years	19,338
Reinsurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior accident years	$ 5,906